CONDENSED CONSOLIDATED BALANCE SHEETS (Q1) (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 16, 2021	Jun. 15, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	75,000,000	75,000,000	75,000,000			75,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, shares outstanding (in shares)				129,240,910
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued (in shares)	95,051,735	94,383,053	92,062,468
Common stock, shares outstanding (in shares)	95,051,735	94,383,053	92,062,468
Class V Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Common stock, shares issued (in shares)	55,486,361	55,486,361	55,486,361
Common stock, shares outstanding (in shares)	55,486,361	55,486,361	55,486,361